LONG-TERM INVESTMENT (Details Narrative) - USD ($)			12 Months Ended
	Sep. 25, 2024	Sep. 09, 2024	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of ordinary shares, shares			650	250
Kin Shun and KS [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest	24.90%
Five Leaf Clover Group Limited Loan Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value of assigned loan		$ 799,622
Issuance of ordinary shares, shares		280
Smart Minds Holdings Limited Loan Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value of assigned loan	$ 799,622
Issuance of ordinary shares, shares	2,583,980
Smart Minds Holdings Limited Loan Agreement [Member] | Kin Shun and KS [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest	15.00%
Oceanus Asia Opportunity 2 Limited Loan Agreement [Member] | Kin Shun and KS [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest	9.90%